Segment Information - Schedule of Segment Information (Details) - All other segments [member]	12 Months Ended
	Jun. 30, 2026 AUD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 AUD ($)
Schedule of Segment Information [Line Items]
Interest income	$ 274,356	$ 9,200		$ 29,779
Other income		22,041		177,996
Exploration expense	(18,237)	(1,244)		(55,104)
Impairment expense	(1,356,605)	(1,244)
Impairment reversal	1,601,147	(2,101,321)
Impairment		(2,101,321)		(15,316,813)
Depreciation	(6,248)
Total expenses	(53,811,031)	(3,962,092)		(400,756)
Employee benefits expense		(1,985,932)
Total other expenses		1,976,160		1,423,783
Loss before tax	(53,316,618)	(6,033,416)		(16,988,681)
Exploration and evaluation expenditure	74,352,440	2,403,881		3,856,035
Other assets	13,352,916	1,794,510		804,245
TOTAL ASSETS	87,705,356	4,198,390		4,660,280
Total liabilities	3,365,313	1,231,946		564,920
NET ASSETS	84,340,043	2,966,444		4,095,360
Australia [Member]
Schedule of Segment Information [Line Items]
Interest income
Other income
Exploration expense	(18,237)	(1,012)		(55,104)
Impairment expense	(1,356,605)	(1,012)
Impairment reversal		(767,406)
Impairment		(767,406)
Depreciation
Total expenses
Employee benefits expense
Total other expenses
Loss before tax	(1,374,842)	(768,418)		(55,104)
Exploration and evaluation expenditure	424,956	1,763,881		2,247,703
Other assets
TOTAL ASSETS	424,956	1,763,881		2,247,703
Total liabilities		106,085		142,364
NET ASSETS	424,956	1,657,796		2,105,339
USA [Member]
Schedule of Segment Information [Line Items]
Interest income
Other income
Exploration expense		(232)
Impairment expense		(232)
Impairment reversal	1,601,147	(1,333,915)
Impairment		(1,333,915)		(15,316,813)
Depreciation
Total expenses
Employee benefits expense
Total other expenses
Loss before tax	1,601,147	(1,334,147)		(15,316,813)
Exploration and evaluation expenditure	73,927,484	640,000		1,608,332
Other assets	1,290,664
TOTAL ASSETS	75,218,148	640,000		1,608,332
Total liabilities	1,866,303
NET ASSETS	73,351,845	640,000		1,608,332
Unallocated [Member]
Schedule of Segment Information [Line Items]
Interest income	274,356	9,200		29,779
Other income		22,041		177,996
Exploration expense
Impairment expense
Impairment reversal
Impairment
Depreciation	(6,248)
Total expenses	(53,811,031)	(3,962,092)		(400,756)
Employee benefits expense		(1,985,932)
Total other expenses		1,976,160		1,423,783
Loss before tax	(53,542,923)	(3,930,851)		(1,616,764)
Exploration and evaluation expenditure
Other assets	12,062,252	1,794,510		804,245
TOTAL ASSETS	12,062,252	1,794,510		804,245
Total liabilities	1,499,010	1,125,861		422,556
NET ASSETS	$ 10,563,242	$ 668,649		$ 381,689